Shareholder Fees	Nov. 01, 2021 USD ($)
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund | PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
Shareholder Fees:
Shareholder Fee, Other